WARRANTS (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Shareholders' Equity
Warrants outstanding	39,451,134	39,451,134	0
Number of units issued	39,451,134
Warrants liabilities | $	$ 57,753,222
Public Warrants
Shareholders' Equity
Warrants outstanding	27,227,000
Warrants exercisable term after the completion of a business combination	30 days
Warrants exercisable term from the closing of the public offering	12 months
Public Warrants expiration term	5 years
Number of units issued	27,227,000
Public Warrants | Redemption of Warrants when price per share of Class A common stock equals or exceeds $18.00
Shareholders' Equity
Redemption price per public warrant (in dollars per share) | $ / shares	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Threshold consecutive trading days for redemption of public warrants | D	30
Private Placement Warrants.
Shareholders' Equity
Warrants outstanding	12,224,134
Warrants exercisable term after the completion of a business combination	30 days
Number of units issued	12,224,134